Significant Accounting Policies - Additional Information (Detail) - CAD ($)				1 Months Ended			12 Months Ended
	Sep. 28, 2017	Jun. 08, 2017	Mar. 30, 2017	Nov. 30, 2017	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Line Items]
Short-term investments original maturity							3 months
Threshold probability for recognition							50.00%
Asset impairment charges							$ 0	$ 0
Embedded derivatives							$ 0	0
B2M Limited Partnership [Member]
Accounting Policies [Line Items]
Ownership interest in related party							66.00%
B2M Limited Partnership [Member] | 2015 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement					$ 39,000,000
B2M Limited Partnership [Member] | 2016 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement					36,000,000
B2M Limited Partnership [Member] | 2017 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement		$ 34,000,000			37,000,000
B2M Limited Partnership [Member] | 2018 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement					38,000,000
B2M Limited Partnership [Member] | 2019 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement					$ 37,000,000
Hydro One Sault Ste. Marie LP [Member] | 2017 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement	$ 41,000,000
Hydro One Networks [Member] | 2015 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Distribution revenue requirement						$ 1,326,000,000
Hydro One Networks [Member] | 2016 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement				$ 1,438,000,000
Distribution revenue requirement						1,430,000,000
Hydro One Networks [Member] | 2017 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Distribution revenue requirement						$ 1,486,000,000
Hydro One Networks [Member] | 2016 Subsequently Approved Updated Revenue Requirements [Member]
Accounting Policies [Line Items]
Distribution revenue requirement								$ 1,410,000,000
Hydro One Networks [Member] | 2017 Subsequently Approved Updated Revenue Requirement [Member]
Accounting Policies [Line Items]
Distribution revenue requirement							$ 1,415,000,000
Hydro One Remote Communities [Member]
Accounting Policies [Line Items]
Increase in basic rate, distribution and generation of electricity			1.90%